UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3256

Strong Balanced Fund, Inc., on behalf of Strong Balanced Fund
(Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John W. Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2005

Date of reporting period:  March 31, 2005


Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG BALANCED FUND


Shares            Security Name                                                                                        Value
Common Stocks - 64.70%

Building Materials, Hardware, Garden Supply & Mobile Home Dealers - 1.05%
          40,300  Home Depot Incorporated                                                                      $         1,541,072
                                                                                                              --------------------

Business Services - 3.82%
          26,500  Automatic Data Processing Incorporated                                                                 1,191,175
             256  Computer Associates International Incorporated                                                             6,937
         103,800  Microsoft Corporation                                                                                  2,508,846
          47,600  SAP AG                                                                                                 1,907,808

                                                                                                                         5,614,766
                                                                                                              --------------------

Chemicals & Allied Products - 6.43%
          20,000  Abbott Laboratories                                                                                      932,400
          15,000  Air Products & Chemicals Incorporated                                                                    949,350
          13,900  Amgen Incorporated+                                                                                      809,119
          18,000  Du Pont (E.I.) de Nemours & Company                                                                      922,320
          55,000  Pfizer Incorporated                                                                                    1,444,850
          47,200  Procter & Gamble Company                                                                               2,501,600
          20,000  Rohm & Haas Company                                                                                      960,000
          22,000  Wyeth                                                                                                    927,960

                                                                                                                         9,447,599
                                                                                                              --------------------

Communications - 1.45%
           8,800  Alltel Corporation                                                                                       482,680
          35,000  SBC Communications Incorporated                                                                          829,150
          23,000  Verizon Communications Incorporated                                                                      816,500

                                                                                                                         2,128,330
                                                                                                              --------------------

Depository Institutions - 6.08%
          66,500  Bank of America Corporation                                                                            2,932,650
          55,000  Citigroup Incorporated                                                                                 2,471,700
          58,416  JP Morgan Chase & Company                                                                              2,021,194
          52,100  US Bancorp                                                                                             1,501,522

                                                                                                                         8,927,066
                                                                                                              --------------------

Eating & Drinking Places - 0.64%
          30,000  McDonald's Corporation                                                                                   934,200
                                                                                                              --------------------

Electric, Gas & Sanitary Services - 2.58%
          14,000  Dominion Resources Incorporated                                                                        1,042,020
          21,100  Entergy Corporation                                                                                    1,490,926
          27,300  Exelon Corporation                                                                                     1,252,797

                                                                                                                         3,785,743
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 7.10%
          14,000  Emerson Electric Company                                                                                 909,020
         137,400  General Electric Company                                                                               4,954,644
          27,100  Intel Corporation                                                                                        629,533
         175,500  Lucent Technologies Incorporated+                                                                        482,625
          17,800  Maxim Integrated Products Incorporated                                                                   727,486
          55,000  Motorola Incorporated                                                                                    823,350
         123,400  Nokia OYJ ADR                                                                                          1,904,062

                                                                                                                        10,430,720
                                                                                                              --------------------

Engineering, Accounting, Research Management & Related Services - 1.54%
          37,800  Paychex Incorporated                                                                                   1,240,596
           9,700  Quest Diagnostics Incorporated                                                                         1,019,761

                                                                                                                         2,260,357
                                                                                                              --------------------

Fabricated Metal Products, Except Machinery & Transportation Equipment - 1.26%
          23,000  Fortune Brands Incorporated                                                                            1,854,490
                                                                                                              --------------------

Food & Kindred Products - 1.76%
          33,000  PepsiCo Incorporated                                                                                   1,749,990
          38,000  Sara Lee Corporation                                                                                     842,080

                                                                                                                         2,592,070
                                                                                                              --------------------

Furniture & Fixtures - 0.34%
          14,300  Masco Corporation                                                                                        495,781
                                                                                                              --------------------

General Merchandise Stores - 3.02%
          34,000  May Department Stores Company                                                                          1,258,680
          27,600  Target Corporation                                                                                     1,380,552
          36,000  Wal-Mart Stores Incorporated                                                                           1,803,960

                                                                                                                         4,443,192
                                                                                                              --------------------

Hotels, Rooming Houses, Camps & Other Lodge Places - 0.92%
          20,100  Marriott International Incorporated Class A                                                            1,343,886
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 4.97%
          12,000  3M Company                                                                                             1,028,280
          90,000  Hewlett-Packard Company                                                                                1,974,600
          20,800  Ingersoll-Rand Company Class A                                                                         1,656,720
          28,900  International Business Machines Corporation                                                            2,640,882

                                                                                                                         7,300,482
                                                                                                              --------------------

Insurance Carriers - 5.36%
          27,000  Allstate Corporation                                                                                   1,459,620
          20,000  American International Group Incorporated                                                              1,108,200
          45,000  MetLife Incorporated                                                                                   1,759,500
          45,000  St. Paul Companies Incorporated                                                                        1,652,850
          19,900  UnitedHealth Group Incorporated                                                                        1,898,062

                                                                                                                         7,878,232
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 0.65%
          28,000  Baxter International Incorporated                                                                        951,440
                                                                                                              --------------------

Miscellaneous Manufacturing Industries - 0.69%
          30,000  Tyco International Limited                                                                             1,014,000
                                                                                                              --------------------

Miscellaneous Retail - 0.36%
          17,000  Staples Incorporated                                                                                     534,310
                                                                                                              --------------------

Motion Pictures - 0.69%
          35,000  Walt Disney Company                                                                                    1,005,550
                                                                                                              --------------------

Non-Depository Credit Institutions - 0.64%
          18,400  American Express Company                                                                                 945,208
                                                                                                              --------------------

Oil & Gas Extraction - 0.50%
           9,700  Anadarko Petroleum Corporation                                                                           738,170
                                                                                                              --------------------

Paper & Allied Products - 0.63%
          14,000  Kimberly-Clark Corporation                                                                               920,220
                                                                                                              --------------------

Petroleum Refining & Related Industries - 4.80%
          27,200  ChevronTexaco Corporation                                                                              1,586,032
          14,200  ConocoPhillips                                                                                         1,531,328
          66,100  ExxonMobil Corporation                                                                                 3,939,560

                                                                                                                         7,056,920
                                                                                                              --------------------

Printing, Publishing & Allied Industries - 0.55%
           9,200  McGraw-Hill Companies Incorporated                                                                       802,700
                                                                                                              --------------------

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.13%
          19,800  Goldman Sachs Group Incorporated                                                                       2,177,802
          16,700  Morgan Stanley                                                                                           956,075

                                                                                                                         3,133,877
                                                                                                              --------------------

Tobacco Products - 0.67%
          15,000  Altria Group Incorporated                                                                                980,850
                                                                                                              --------------------

Transportation By Air - 0.64%
          10,000  FedEx Corporation                                                                                        939,500
                                                                                                              --------------------

Transportation Equipment - 2.13%
           9,300  General Dynamics Corporation                                                                             995,565
          28,000  Honeywell International Incorporated                                                                   1,041,880
          10,800  United Technologies Corporation                                                                        1,097,928

                                                                                                                         3,135,373
                                                                                                              --------------------

Wholesale Trade Non-Durable Goods - 0.00%
             200  Airgas Incorporated                                                                                        4,778
                                                                                                              --------------------

Wholesale Trade-Durable Goods - 1.30%
          28,500  Johnson & Johnson                                                                                      1,914,060
                                                                                                              --------------------

Total Common Stocks (Cost $85,661,036)                                                                                  95,054,942
                                                                                                              --------------------
Principal         Security Name                                                  Interest Rate  Maturity Date          Value

Agency Notes - Interest Bearing - 4.33%
$        150,000  FHLMC                                                                5.50%      07/15/2006               153,209
       1,115,000  FHLMC                                                                5.75       03/15/2009             1,171,259
       1,360,000  FNMA                                                                 5.50       02/15/2006             1,381,487
         945,000  FNMA                                                                 5.25       06/15/2006               961,020
         200,000  FNMA                                                                 4.38       10/15/2006               201,564
       1,000,000  FNMA                                                                 5.75       02/15/2008             1,042,352
         575,000  FNMA                                                                 2.88       05/19/2008               552,053
         925,000  FNMA                                                                 3.25       08/15/2008               895,413

Total Agency Notes - Interest Bearing (Cost $6,438,029)                                                                  6,358,357
                                                                                                              --------------------

Asset-Backed Securities - 4.19%
       1,548,394  Community Program Loan Trust Series 1987-A Class A4                  4.50       10/01/2018             1,545,063
         288,044  Countrywide Home Equity Loan Trust Series 2002-C Class A@            2.83       05/15/2028               288,430
         816,487  Countrywide Home Equity Loan Trust Series 2004-I Class A@            2.88       02/15/2034               819,533
         470,554  Countrywide Home Equity Loan Trust Series 2004-Q Class 2A@           2.89       12/15/2033               471,967
       1,430,000  Ford Credit Auto Owner Trust Series 2005-A Class A2                  3.08       07/15/2007             1,426,929
         538,052  Renaissance Home Equity Loan Trust Series 2004-3 Class AF1@          2.87       11/25/2034               538,469
         111,946  Residential Asset Securities Corporation Series 2004-KS1
                  Class AI1@                                                           2.80       09/25/2020               112,026
         391,325  Terwin Mortgage Trust Series 2004-21HE Class 1A1@                    3.13       12/25/2034               391,325
         560,000  USAA Auto Owner Trust Series 2004-3 Class A2                         2.79       06/15/2007               557,624

Total Asset-Backed Securities (Cost $6,146,239)                                                                          6,151,366
                                                                                                              --------------------

Collateralized Mortgage Obligations - 6.05%
         521,168  Asset Securitization Corporation Series 1995-MD4 Class A1            7.10       08/13/2029               532,676
         657,032  Banc of America Alternative Loan Trust Series 2004-8 Class
                  2CB1                                                                 6.00       09/25/2034               667,743
         581,341  Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4
                  Class AA@                                                            2.98       12/25/2034               581,341
       1,495,000  CS First Boston Mortgage Securities Corporation Series
                  2005-C1 Class A3+                                                    4.81       02/15/2038             1,484,656
         404,637  FHLMC Structured Pass Through Securities Series T-57 Class
                  2A1@                                                                 4.09       07/25/2043               414,069
         475,942  FHLMC Structured Pass Through Securities Series T-59 Class
                  2A1@                                                                 4.18       10/25/2043               486,685
         534,151  FNMA Grantor Trust Series 2002-T1 Class A4                           9.50       11/25/2031               576,122
          36,361  FNMA Series G92-61 Class FJ@                                         3.28       10/25/2022                36,339
         710,000  FNMA Whole Loan Series 2003-W8 Class 1A3                             4.75%      12/25/2042               704,928
       1,185,000  Greenwich Capital Commercial Funding Corporation Series
                  2005-GG3 Class A4@                                                   4.80       08/10/2042             1,161,296
       1,155,000  JP Morgan Chase Commercial Mortgage Securities Corporation
                  Series 2005-LDP1 Class A4+@                                          5.04       03/15/2046             1,147,656
         470,000  JP Morgan Mortgage Trust Series 2005-A2 Class 3A@                    4.99       02/25/2035               471,457
         455,000  MSAT Series 2005-RR4 Class A1                                        4.38       08/22/2036               455,000
         173,337  Washington Mutual Series 2002-AR7 Class A6@                          5.53       07/25/2032               173,541

Total Collateralized Mortgage Obligations (Cost $8,993,865)                                                              8,893,509
                                                                                                              --------------------

Corporate Bonds & Notes - 10.28%

Building Construction-General Contractors & Operative Builders - 0.52%
         100,000  Cendant Corporation                                                  6.25       03/15/2010               105,167
         350,000  EOP Operating Limited Partnership                                    6.75       02/15/2012               380,189
         295,000  KB Home                                                              5.75       02/01/2014               284,034

                                                                                                                           769,390
                                                                                                              --------------------

Business Services - 0.89%
         530,000  General Electric Capital Corporation Series MTNA                     2.75       09/25/2006               521,240
         250,000  General Electric Capital Corporation Series MTNA                     6.50       12/10/2007               263,446
         225,000  General Motors Acceptance Corporation                                5.63       05/15/2009               205,445
         300,000  National Rural Utilities Series MTNC                                 6.50       03/01/2007               312,115

                                                                                                                         1,302,246
                                                                                                              --------------------

Communications - 1.28%
         150,000  Citizens Communications                                              9.25       05/15/2011               165,000
         250,000  Comcast Corporation                                                  5.85       01/15/2010               258,792
         515,000  Cox Communications Incorporated*                                     4.63       01/15/2010               500,958
         150,000  Motorola Incorporated                                                7.63       11/15/2010               168,743
         200,000  SBC Communications                                                   5.10       09/15/2014               195,296
         300,000  Time Warner Incorporated                                             5.63       05/01/2005               300,464
         300,000  Verizon Global Funding Corporation                                   4.38       06/01/2013               285,214

                                                                                                                         1,874,467
                                                                                                              --------------------

Depository Institutions - 0.62%
         200,000  Credit Suisse First Boston USA Incorporated                          4.63       01/15/2008               201,030
         250,000  M&T Bank Corporation@*                                               3.85       04/01/2013               243,859
         450,000  PNC Funding Corporation                                              6.13       02/15/2009               471,524

                                                                                                                           916,413
                                                                                                              --------------------

Electric, Gas & Sanitary Services - 0.78%
         150,000  FirstEnergy Corporation Series B                                     6.45       11/15/2011               158,470
         110,000  Florida Power & Light Company                                        6.88       12/01/2005               112,384
         345,000  MidAmerican Energy Holdings                                          7.23       09/15/2005               350,604
         305,000  NiSource Finance Corporation                                         7.63       11/15/2005               312,053
         175,000  Public Service Company of Colorado                                   7.88       10/01/2012               207,055

                                                                                                                         1,140,566
                                                                                                              --------------------

Food & Kindred Products - 0.21%
         305,000  Kraft Foods Incorporated                                             5.25       10/01/2013               308,014
                                                                                                              --------------------

Food Stores - 0.21%
         100,000  Kroger Company                                                       6.75       04/15/2012               109,135
         200,000  Safeway Incorporated                                                 4.80       07/16/2007               200,186

                                                                                                                           309,321
                                                                                                              --------------------

Holding & Other Investment Offices - 2.65%
         510,000  Citigroup Global Markets                                             5.88       03/15/2006               519,458
       1,000,000  Core Investment Grade Trust                                          4.73       11/30/2007             1,006,495
         250,000  Credit Suisse First Boston USA Incorporated                          6.50       01/15/2012               270,880
         275,000  Goldman Sachs Group Incorporated                                     5.15       01/15/2014               271,264
         300,000  JP Morgan Chase & Company                                            6.63       03/15/2012               328,450
         545,000  JP Morgan Chase & Company                                            5.13%      09/15/2014               537,371
         200,000  Merrill Lynch & Company Series MTNB                                  4.00       11/15/2007               198,891
         500,000  Morgan Stanley                                                       5.80       04/01/2007               514,282
         250,000  Principal Life Global Series MTN*                                    3.63       04/30/2008               244,325

                                                                                                                         3,891,416
                                                                                                              --------------------

Hotels, Rooming Houses, Camps & Other Lodge Places - 0.17%
       3,700,000  Aladdin Gaming/Capital Corporation Series B^^                       13.50       03/01/2010                18,500
         220,000  Harrah's Operating Company Incorporated                              5.50       07/01/2010               224,057

                                                                                                                           242,557
                                                                                                              --------------------

Insurance Carriers - 0.14%
         205,000  MetLife Incorporated                                                 3.91       05/15/2005               205,232
                                                                                                              --------------------

Non-Depository Credit Institutions - 0.79%
         210,000  Capital One Bank                                                     6.50       06/13/2013               225,861
         160,000  Ford Motor Credit Company                                            7.60       08/01/2005               161,684
         250,000  Ford Motor Credit Company                                            6.50       01/25/2007               252,643
         195,000  Ford Motor Credit Company                                            5.70       01/15/2010               183,869
         370,000  General Motors Acceptance Corporation                                6.88       09/15/2011               335,212

                                                                                                                         1,159,269
                                                                                                              --------------------

Oil & Gas Extraction - 0.40%
         200,000  Devon Financing Corporation                                          6.88       09/30/2011               220,496
         150,000  Pemex Project Funding Master Trust                                   7.38       12/15/2014               160,875
         200,000  Pioneer National Resources                                           8.88       04/15/2005               200,289

                                                                                                                           581,660
                                                                                                              --------------------

Pipelines, Except Natural Gas - 0.18%
         100,000  CenterPoint Energy Resources Corporation Series B                    7.88       04/01/2013               116,092
         150,000  Plains All American Pipeline Limited Partnership                     5.63       12/15/2013               151,734

                                                                                                                           267,826
                                                                                                              --------------------

Railroad Transportation - 0.39%
         250,000  Norfolk Southern Corporation                                         6.00       04/30/2008               262,730
         305,000  Union Pacific Corporation                                            5.75       10/15/2007               314,469

                                                                                                                           577,199
                                                                                                              --------------------

Real Estate - 0.28%
         400,000  Highwoods Realty Limited Partnership                                 7.00       12/01/2006               413,830
                                                                                                              --------------------

Transportation Equipment - 0.51%
         100,000  DaimlerChrysler North America Holding                                4.05       06/04/2008                97,185
         200,000  DaimlerChrysler North America Holding                                7.75       01/18/2011               222,008
         250,000  Ford Motor Company                                                   7.45       07/16/2031               226,757
         200,000  Texas Eastern Transmission Limited Partnership                       5.25       07/15/2007               203,212

                                                                                                                           749,162
                                                                                                              --------------------

Transportation Services - 0.26%
         245,000  FedEx Corporation                                                    2.65       04/01/2007               237,529
         150,000  Travelers Property Casualty Corporation                              5.00       03/15/2013               147,704

                                                                                                                           385,233
                                                                                                              --------------------

Total Corporate Bonds & Notes (Cost $16,008,345)                                                                        16,008,345
                                                                                                              --------------------

Foreign Corporate Bonds - 1.82%
         250,000  America Movil SA de CV                                               5.50       03/01/2014               240,286
         285,000  Encana Corporation                                                   4.60       08/15/2009               283,640
         350,000  France Telecom                                                       8.00       03/01/2011               400,961
         265,000  Grupo Televisa SA*                                                   6.63       03/18/2025               253,075
         200,000  Hutchison Whampoa International Limited*                             6.25       01/24/2014               208,410
         310,000  KFW                                                                  3.50%      03/14/2008               304,388
         200,000  Normandy Finance Limited*                                            7.63       07/15/2008               217,650
         265,000  Preferred Term Securities XV@*                                       4.07       09/26/2034               265,663
         195,000  Shaw Communications Incorporated                                     7.20       12/15/2011               209,138
         150,000  Telus Corporation                                                    7.50       06/01/2007               159,743
         120,000  Tyco International Group SA                                          6.00       11/15/2013               126,205

Total Foreign Corporate Bonds (Cost $2,654,635)                                                                          2,669,159
                                                                                                              --------------------

Foreign Government Bonds - 0.69%
         500,000  European Investment Bank                                             4.63       03/01/2007               506,029
         300,000  Republic of Italy                                                    3.63       09/14/2007               295,989
         200,000  United Mexican States                                                7.50       01/14/2012               221,300

Total Foreign Government Bonds (Cost $1,038,200)                                                                         1,023,318
                                                                                                              --------------------

US Government Agency Securities - 4.08%

Federal Home Loan Mortgage Corporation - 0.78%
           3,183  FHLMC #170151                                                       10.50       01/01/2016                 3,618
          16,271  FHLMC #254325                                                       10.25       03/01/2015                17,701
         282,869  FHLMC #G11487                                                        8.00       03/01/2016               298,862
         825,720  FHLMC #G18005                                                        5.00       08/01/2019               826,873

                                                                                                                         1,147,054
                                                                                                              --------------------

Federal National Mortgage Association - 3.22%
         441,041  FNMA #725638                                                         5.00       12/01/2018               441,419
       2,030,286  FNMA #73944                                                          6.96       01/01/2007             2,099,121
       2,180,000  FNMA TBA&                                                            5.50       04/01/2033             2,183,405

                                                                                                                         4,723,945
                                                                                                              --------------------

Government National Mortgage Association - 0.08%
         117,530  GNMA #780434                                                         7.50       12/15/2007               120,290
                                                                                                              --------------------

Total US Government Agency Securities (Cost $5,978,232)                                                                  5,991,289
                                                                                                              --------------------

US Treasury Securities - 5.23%

US Treasury Bill - 0.03%
          50,000  US Treasury Bill+^                                                   2.62       05/26/2005                49,799
                                                                                                              --------------------

US Treasury Bonds - 0.09%
         115,000  US Treasury Bond                                                     5.38       02/15/2031               125,372
                                                                                                              --------------------

US Treasury Notes - 5.11%
       1,775,000  US Treasury Note                                                     3.63       01/15/2010             1,733,053
       1,175,000  US Treasury Note                                                     4.00       03/15/2010             1,166,189
       1,985,000  US Treasury Note                                                    10.38       11/15/2012             2,300,276
       2,406,000  US Treasury Note                                                     4.00       02/15/2015             2,312,392

                                                                                                                         7,511,910
                                                                                                              --------------------

Total US Treasury Securities (Cost $7,785,513)                                                                           7,687,081
                                                                                                              --------------------

Short-Term Investments - 1.25%*
Shares            Security Name                                                                                        Value

Mutual Fund - 1.25%
       1,839,298  Wells Fargo Money Market Trust~                                                                        1,839,298
                                                                                                              --------------------

Total Short-Term Investments (Cost $1,839,298)                                                                           1,839,298
                                                                                                              --------------------

Total Investments in Securities
(Cost $142,543,392)                                      102.62%                                               $       150,762,120

Other Assets and Liabilities, Net                         (2.62)                                                        (3,850,749)
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $       146,911,371
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
^   Zero coupon/ stepped coupon bond. Interest rate presented is yield to maturity.
@   Variable rate securities.
* Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.
^^ This security is currently in default with regards to scheduled interest or principal payments.
&   Securities issued on a when-issued (TBA) basis.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Balanced Fund, Inc., on behalf of Strong Balanced Fund


By:      /s/ Dana J. Russart
         --------------------------
         Dana J. Russart, Principal Executive Officer

Date:    May 13, 2005


By:      /s/ John W. Widmer
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         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    May 13, 2005